Derivatives - Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 56,996	$ 56,195
Derivative financial liabilities	48,270	51,214
Derivatives held or issued for non-trading purposes [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,062	7,148
Derivative financial liabilities	5,828	6,200
Derivatives held or issued for non-trading purposes [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,914	1,056
Derivative financial liabilities	1,899	1,297
Derivatives held or issued for non-trading purposes [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,062	4,415
Derivative financial liabilities	2,740	3,091
Derivatives held or issued for non-trading purposes [Member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	155	105
Derivatives held or issued for non-trading purposes [Member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,086	1,677
Derivative financial liabilities	1,034	1,707
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,050	494
Derivative financial liabilities	858	56
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,050	494
Derivative financial liabilities	858	56
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,480	4,886
Derivative financial liabilities	2,586	3,515
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	(62)	(250)
Derivative financial liabilities	187	777
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,948	4,376
Derivative financial liabilities	2,399	2,733
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	594	760
Derivative financial liabilities		5
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	8	2
Derivative financial liabilities	314	328
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	4
Derivative financial liabilities		12
Derivatives held or issued for non-trading purposes [Member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	4	2
Derivative financial liabilities	314	316
Derivatives held or issued for non-trading purposes [Member] | Derivatives not in qualifying hedging relationships [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,524	1,766
Derivative financial liabilities	2,070	2,301
Derivatives held or issued for non-trading purposes [Member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	922	812
Derivative financial liabilities	854	452
Derivatives held or issued for non-trading purposes [Member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	110	37
Derivative financial liabilities	27	42
Derivatives held or issued for non-trading purposes [Member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	155	105
Derivatives held or issued for non-trading purposes [Member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	492	917
Derivative financial liabilities	$ 1,034	$ 1,702